UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    7X7 Asset Management LLC
Address: 100 Pine Street
         Suite 1950
         San Francisco, CA  94111

13F File Number:  28-12134

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas K. Lee
Title:     Manager
Phone:     (415) 249-6800

Signature, Place, and Date of Signing:

     /s/ Douglas K. Lee     San Francisco, CA/USA     February 11, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $369,471 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADTRAN INC                     COM              00738A106     8328   230000 SH       SOLE                   230000        0        0
ADVANCED MICRO DEVICES INC     COM              007903107    13497  1650000 SH       SOLE                  1650000        0        0
AMAZON COM INC                 COM              023135106     1800    10000 SH       SOLE                    10000        0        0
ANALOG DEVICES INC             COM              032654105     5651   150000 SH       SOLE                   150000        0        0
APPLE INC                      COM              037833100    17741    55000 SH       SOLE                    55000        0        0
ASML HOLDING N V               NY REG SHS       N07059186     2876    75000 SH       SOLE                    75000        0        0
CAVIUM NETWORKS INC            COM              14965A101    22608   600000 SH  PUT  SOLE                   600000        0        0
CIENA CORP                     COM NEW          171779309    16840   800000 SH  PUT  SOLE                   800000        0        0
DELL INC                       COM              24702R101    15921  1175000 SH       SOLE                  1175000        0        0
E M C CORP MASS                COM              268648102    29770  1300000 SH       SOLE                  1300000        0        0
GOOGLE INC                     CL A             38259P508    28214    47500 SH       SOLE                    47500        0        0
HEWLETT PACKARD CO             COM              428236103    32417   770000 SH       SOLE                   770000        0        0
INTEL CORP                     COM              458140100    19979   950000 SH       SOLE                   950000        0        0
INTERSIL CORP                  CL A             46069S109    15261   999400 SH       SOLE                   999400        0        0
LAM RESEARCH CORP              COM              512807108    10356   200000 SH  PUT  SOLE                   200000        0        0
LINEAR TECHNOLOGY CORP         COM              535678106      865    25000 SH       SOLE                    25000        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    25506  1375000 SH       SOLE                  1375000        0        0
NETGEAR INC                    COM              64111Q104     3132    93000 SH       SOLE                    93000        0        0
NETLOGIC MICROSYSTEMS INC      COM              64118B100     3141   100000 SH       SOLE                   100000        0        0
ORACLE CORP                    COM              68389X105    31300  1000000 SH       SOLE                  1000000        0        0
PMC-SIERRA INC                 COM              69344F106    25341  2950000 SH       SOLE                  2950000        0        0
QUALCOMM INC                   COM              747525103    27467   555000 SH       SOLE                   555000        0        0
SANDISK CORP                   COM              80004C101     2742    55000 SH       SOLE                    55000        0        0
WESTERN DIGITAL CORP           COM              958102105     3729   110000 SH       SOLE                   110000        0        0
YAHOO INC                      COM              984332106     4989   300000 SH       SOLE                   300000        0        0